Derivatives and Fair Value Disclosures - Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	$ (529,532)
Total		$ (2,816,873)	$ (3,167,034)	$ (44,616,214)
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for sale		35,340,000	10,800,000
Long-lived assets held and used	2,375,000		2,100,000
Total	2,375,000	35,340,000	12,900,000
Long-lived assets held for sale		(2,759,553)	(2,591,924)
Long-lived assets held and used	(529,532)		(45,578)
Total	(529,532)	(2,759,553)	(2,637,502)
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for sale		35,340,000	10,800,000
Long-lived assets held and used	2,375,000		2,100,000
Total	$ 2,375,000	$ 35,340,000	$ 12,900,000